Income Taxes - Provision for income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 0	$ 0	$ 0
State	(37)	(161)	(87)
Foreign	(683)	(850)	(372)
Total current income tax provision	(720)	(1,011)	(459)
Deferred
Federal	0	0	10
State	0	0	13
Foreign	286	292	272
Total deferred income tax benefit	286	292	295
Total income tax expense	$ (434)	$ (719)	$ (164)